Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Capital and Reserve [line items]
Common shares outstanding	446,265,488	445,219,261	444,336,361	443,559,922	442,794,484	442,724,309
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	446,265,488		444,336,361
Common shares outstanding	446,265,488		444,336,361